Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
ESOP shares issued before the reverse stock split	263,322
Compensation expense (in Dollars)	$ 363,949	$ 1,013,080	$ 153,034
Unvested compensation expense (in Dollars)		$ 159,230
2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum aggregate number of shares	349,427
2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum aggregate number of shares	333,333
Restricted Share Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
ESOP shares issued before the reverse stock split				5,170,000	1,836,000
Granted restricted share awards
Vesting term	4 years
Restricted Share Awards [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Share Awards [Member] | 2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted restricted share awards				172,333	61,200
Minimum [Member] | Restricted Share Awards [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Maximum [Member] | Restricted Share Awards [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	100.00%
Class A Ordinary Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
ESOP shares issued before the reverse stock split	263,322	263,322
ESOP shares issued			264,727
Class A Ordinary Shares [Member] | 2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum aggregate number of shares	10,482,827
Class A Ordinary Shares [Member] | 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
ESOP shares issued before the reverse stock split	10,000,000
Reverse Stock Split [Member] | Restricted Share Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	100.00%